Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory	Inventory Inventory consisted of:

	As of December 31,
	2011	2010
	(In millions)
Fuel oil	$59	$72
Coal/Lignite	82	215
Natural gas	10	8
Spare parts	157	157
Other	—	1
Total Inventory	$308	$453